ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS

We are a biopharmaceutical company focused on the acquisition, development and commercialization of innovative and medically important pharmaceutical products for the treatment of cancer and other underserved therapeutic needs. We aim to acquire rights to these technologies by licensing or otherwise acquiring an ownership interest, funding their research and development and eventually out-licensing or bringing the technologies to market. Currently we are developing TGTX-1101 (ublituximab), a novel, third generation monoclonal antibody that targets a specific and unique epitope on the CD20 antigen found on mature B-lymphocytes. We also hold the development rights to AST-726 a nasally delivered product for the treatment of Vitamin B12 deficiency, and AST-915 is an orally delivered treatment for essential tremor.

Exchange Transaction with TG Therapeutics, Inc. and its majority shareholders

On December 29, 2011, the Company entered into and consummated an Exchange Transaction Agreement with Opus Point Partners, LLC (“Opus”) and TG Therapeutics, Inc. (“TG”) (the “Agreement”). Under the Agreement, Opus exchanged (the “Exchange Transaction”) its shares of common stock in TG (“TG Common Stock”) for shares of Series A preferred stock in the Company (“Company Preferred Stock”). As a result Opus received 281,250 shares of Company Preferred Stock. Each share of Company Preferred Stock is convertible into 500 shares of the common stock of the Company (“Company Common Stock”) provided that such conversion rights are subject to sufficient available authorized shares of Company Common Stock. At the effective time of the Exchange Transaction, the Company Preferred Stock issued in the Exchange Transaction represented approximately 95 percent of the Company’s outstanding voting stock after giving effect to the merger. Since the stockholders of TG received the majority of the voting shares of the Company, the merger was accounted for as a reverse acquisition whereby TG was the accounting acquirer (legal acquiree) and the Company was the accounting acquiree (legal acquirer) under the acquisition method of accounting. TG Therapeutics, Inc. was incorporated in Delaware in November 2010, but did not commence operations until April 2011, thus the accompanying historical financial statements of TG consists of only 2011. The results of the combined operations have been included in the Company’s financial statements since December 29, 2011.

The filings with the Securities and Exchange Commission (the “SEC”) include the historical financial results of TG Therapeutics, Inc. as of and for the period ending December 31, 2011 and Manhattan Pharmaceuticals, and its subsidiary only as of and for the period commencing December 29, 2011, the date of the reverse acquisition, and will hereafter collectively be referred to as the Company.

LIQUIDITY AND CAPITAL RESOURCES

We have incurred operating losses since our inception, and expect to continue to incur operating losses for the foreseeable future and may never become profitable. As of December 31, 2011, we have an accumulated deficit of $853,074.

Our primary source of cash has been proceeds from the private placement of equity securities. We have not yet commercialized any of our drug candidates and cannot be sure if we will ever be able to do so. Even if we commercialize one or more of our drug candidates, we may not become profitable. Our ability to achieve profitability depends on a number of factors, including our ability to obtain regulatory approval for our drug candidates, successfully complete any post-approval regulatory obligations and successfully commercialize our drug candidates alone or in partnership. We may continue to incur substantial operating losses even if we begin to generate revenues from our drug candidates.

As of December 31, 2011, we had $9.7 million in cash, and cash equivalents. We currently anticipate that our cash and cash equivalents as of December 31, 2011, inclusive of our 2011 Equity PIPE closings subsequent to December 31, 2011, to be sufficient to fund our anticipated operating cash requirements for approximately 24-30 months from December 31, 2011. The actual amount of cash that we will need to operate is subject to many factors, including, but not limited to, the timing, design and conduct of clinical trials for our drug candidates. We are dependent upon significant financing to provide the cash necessary to execute our current operations, including the commercialization of any of our drug candidates.

On December 30, 2011, we completed the first closing of the private placement of our securities, issuing 277,285,633 shares of Company Common Stock at a price per share of $0.04 for total gross proceeds, before placement commissions and expenses, of $11,091,425 (the “2011 Equity PIPE”). Investors also received warrants to purchase 69,321,424 shares of Company Common Stock. The warrants have an exercise price of $0.04 per share and are exercisable for five years. The shares of Company Common Stock and warrants sold in the initial closing were offered and sold to accredited investors, including members of management, without registration under the Securities Act of 1933, as amended (the “Securities Act”), or state securities laws, in reliance on the exemptions provided by Section 4(2) of the Securities Act, and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws. Accordingly, the securities to be issued in the Offering have not been registered under the Securities Act, and until so registered, these securities may not be offered or sold in the United States absent registration or availability of an applicable exemption from registration. The placement agent received cash commissions equal to 10% of the gross proceeds of the Offering, five-year warrants to purchase shares of the Company’s stock equal to 10% of shares sold in the Offering, and a non-accountable expense allowance equal to two percent of the gross proceeds of the Offering for their expenses (not including up to $80,000 of legal expenses and any blue sky fees, both of which were reimbursed by the Company).

In 2012, we completed two additional closings of the 2011 Equity PIPE. These closings were held on January 31, 2012, and February 24, 2012. In these closings, the Company issued 695,428 shares of our Series A Preferred Stock (“Preferred Stock”) at a price per share of $20.00 for total gross proceeds, before placement commissions and expenses, of $13,908,560. Each share of Series A Preferred Stock is convertible into 500 shares of Company Common Stock provided that such conversion rights are subject to sufficient available authorized shares of Company Common Stock, which the Company intends to accomplish through the amendment of its Certificate of Incorporation, or a reverse stock split, at the next meeting of stockholders. Investors will also receive warrants to purchase 86,928,500 shares of Company Common Stock. The warrants have an exercise price of $0.04 per share and are exercisable for five years. The shares of Preferred Stock and warrants sold in these closings were offered and sold to accredited investors, including members of management, without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(2) of the Securities Act, and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws. Accordingly, the securities to be issued in the Offering have not been registered under the Securities Act, and until so registered, these securities may not be offered or sold in the United States absent registration or availability of an applicable exemption from registration. The placement agent received cash commissions equal to 10% of the gross proceeds of the Offering, five-year warrants to purchase shares of the Company’s stock equal to 10% of shares sold in the Offering, and a non-accountable expense allowance equal to two percent of the gross proceeds of the Offering for their expenses.

Our common stock is quoted on the OTC Bulletin Boardand trades under the symbol “TGTX.OB.”

2011 MANAGEMENT CHANGES

In connection with the Exchange Transaction with TG Therapeutics, Inc., effective December 29, 2011, Douglas Abel, David C. Shimko and Richard Steinhart resigned from their positions on the Board of Directors of the Company.  Michael McGuinness resigned both his seat as a director and as an officer of the Company, effective December 29, 2011.

Effective December 29, 2011, Michael S. Weiss was appointed Executive Chairman, Interim Chief Executive Officer and President of the Company. In connection with the appointment, the Company assumed Mr. Weiss’ employment agreement with TG, effective November 1, 2011, under which Mr. Weiss is to serve as the Company’s Executive Chairman, Interim Chief Executive Officer and President until such employment is terminated pursuant to the terms of the agreement.

Under the terms of his employment agreement, Michael S. Weiss will receive an annual base salary of $225,000 (which will automatically be reduced by 50% when Mr. Weiss resigns from his interim roles). Mr. Weiss will also be eligible to earn an annual cash performance bonus, based upon achievement of annual performance goals and objectives set by agreement between Mr. Weiss and the Board each year, with a target bonus of 100% of his base salary.

The Company will also grant Mr. Weiss a number of shares of restricted common stock equal to 1.25% of the shares of Common Stock outstanding on the date of grant on a fully-diluted basis. Each of these annual grants of restricted stock will vest and become non-forfeitable as to 25% of the shares on the first anniversary of the respective date of grant, as to 25% of the shares on the second anniversary of the respective date of grant and as to 50% of the shares on the date that the “market capitalization” (as defined in the employment agreement) is $100 million greater than the market capitalization on the respective date of grant, provided that Mr. Weiss remains an employee, director and/or consultant of the Company through each vesting date.

In connection with the Exchange Transaction and the appointment of Mr. Weiss to his position, the Company issued replacement awards and granted 112,500 shares of Series A Preferred Stock, to Mr. Weiss on December 29, 2011. Each share of Series A Preferred Stock is convertible into 500 shares of the registrant’s Common Stock, provided that such conversion right is subject to sufficient available authorized shares of the registrant’s common stock. The shares vest as follows: 14,063 on each of November 15, 2012, November 15, 2013, November 15, 2014, and November 15, 2015; 28,125 upon the occurrence of the registrant achieving a particular market capitalization target; and 28,125 upon the occurrence of the registrant achieving a second particular market capitalization target.

Effective December 29, 2011, Sean A. Power was appointed Chief Financial Officer, Treasurer and Secretary of the Company. In connection with the appointment, the Company assumed Mr. Power’s employment agreement with TG, effective November 1, 2011, under which Mr. Power is to serve as the Company’s Chief Financial Officer, Treasurer and Secretary until such employment is terminated pursuant to the terms of the agreement.

Under the terms of his employment agreement, Sean A. Power will receive an annual base salary of $135,000. Mr. Power will also be eligible to earn an annual cash performance bonus, based upon achievement of annual performance goals and objectives set by agreement between Mr. Power and the board each year, with a target bonus of 33% of his base salary.

The Company will grant Mr. Power a number of shares of restricted common stock of the Company as determined by the CEO and board. Each of these annual grants of restricted stock will be subject to vesting terms, which will be determined at the time of grant by the CEO and Board.

In connection with the Exchange Transaction and the appointment of Mr. Power to his position, the Company issued replacement awards and granted 16,875 shares of Series A Preferred Stock, to Mr. Power on December 29, 2011. Each share of Series A Preferred Stock is convertible into 500 shares of the registrant’s Common Stock, provided that such conversion right is subject to sufficient available authorized shares of the registrant’s common stock. The shares vest as follows: 2,812 on each of November 15, 2012, November 15, 2013, and November 15, 2014; 4,219 upon the occurrence of the registrant achieving a particular market capitalization target; and 4,220 upon the occurrence of the registrant achieving a second particular market capitalization target.

RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). The new standard eliminated the current option to report other comprehensive income and its components in the statement of changes in equity. Under the new standard, companies can elect to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. The new standard is effective at the beginning of fiscal years beginning after December 15, 2011, and, if applicable, we will comply with this requirement in the first quarter 2012.

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (the revised standard. The new standard allows companies an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining if it is necessary to perform the two-step quantitative goodwill impairment test. Under the new standard, a company is no longer required to calculate the fair value of a reporting unit unless the company determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

BASIS OF PRESENTATION

The Company has not generated any revenue from its operations and, accordingly, the financial statements have been prepared in accordance with the provisions of accounting and reporting for Development Stage Enterprises.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the applicable reporting period. Actual results could differ from those estimates. Such differences could be material to the financial statements.

CASH AND CASH EQUIVALENTS

We treat liquid investments with original maturities of less than three months when purchased as cash and cash equivalents.

RESEARCH AND DEVELOPMENT COSTS

Research and development costs are expensed as incurred. Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and amortized over the period that the goods are delivered or the related services are performed, subject to an assessment of recoverability. We make estimates of costs incurred in relation to external clinical research organizations, or CROs, and clinical site costs. We analyze the progress of clinical trials, including levels of patient enrollment, invoices received and contracted costs when evaluating the adequacy of the amount expensed and the related prepaid asset and accrued liability. Significant judgments and estimates must be made and used in determining the accrued balance and expense in any accounting period. We review and accrue CRO expenses and clinical trial study expenses based on work performed and rely upon estimates of those costs applicable to the stage of completion of a study. Accrued CRO costs are subject to revisions as such trials progress to completion. Revisions are charged to expense in the period in which the facts that give rise to the revision become known. With respect to clinical site costs, the financial terms of these agreements are subject to negotiation and vary from contract to contract. Payments under these contracts may be uneven, and depend on factors such as the achievement of certain events, the successful recruitment of patients, the completion of portions of the clinical trial or similar conditions. The objective of our policy is to match the recording of expenses in our financial statements to the actual services received and efforts expended. As such, expense accruals related to clinical site costs are recognized based on our estimate of the degree of completion of the event or events specified in the specific clinical study or trial contract.

IN-PROCESS RESEARCH AND DEVELOPMENT

All acquired research and development projects are recorded at their fair value as of the date acquisition. The fair values are assessed as of the balance sheet date to ascertain if there has been any impairment of the recorded value. If there is an impairment, the asset is written down to its current fair value by the recording of an expense. Impairment is tested on an annual basis, and consists of a comparison of the fair value of the in-process research and development with its carrying amount.

INCOME TAXES

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. If the likelihood of realizing the deferred tax assets or liability is less than “more likely than not,” a valuation allowance is then created.

We, and our subsidiaries, file income tax returns in the U.S. Federal jurisdiction and in various states. We have tax net operating loss carryforwards that are subject to examination for a number of years beyond the year in which they were generated for tax purposes. Since a portion of these net operating loss carryforwards may be utilized in the future, many of these net operating loss carryforwards will remain subject to examination.

We recognize interest and penalties related to uncertain income tax positions in income tax expense.

STOCK - BASED COMPENSATION

We recognize all share-based payments to employees and to non-employee directors as compensation for service on our board of directors as compensation expense in the consolidated financial statements based on the fair values of such payments. Stock-based compensation expense recognized each period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For share-based payments to consultants and other third-parties, compensation expense is determined at the “measurement date.” The expense is recognized over the vesting period of the award. Until the measurement date is reached, the total amount of compensation expense remains uncertain. We record compensation expense based on the fair value of the award at the reporting date. The awards to consultants and other third-parties are then revalued, or the total compensation is recalculated based on the then current fair value, at each subsequent reporting date. The Company did not grant any consultant options during the year ended December 31, 2011.

BASIC AND DILUTED NET (LOSS) INCOME PER COMMON SHARE

Basic net income (loss) per common share is calculated by dividing net income (loss) applicable to common shares by the weighted-average number of common shares outstanding for the period. Diluted net loss per common share is the same as basic net income (loss) per common share, since potentially dilutive securities from stock options, stock warrants and convertible preferred stock would have an antidilutive effect either because the Company incurred a net loss during the period presented or because such potentially dilutive securities were out of the money and the Company realized net income during the period presented. The amounts of potentially dilutive securities excluded from the calculation were 326,981,188 at December 31, 2011. During the year ended December 31, 2011the Company incurred a net loss, therefore all of the dilutive securities are excluded from the computation of diluted earnings per share.

IMPAIRMENT

Long lived assets are reviewed for an impairment loss when circumstances indicate that the carrying value of long-lived tangible and intangible assets with finite lives may not be recoverable. Management’s policy in determining whether an impairment indicator exists, a triggering event, comprises measurable operating performance criteria as well as qualitative measures. If an analysis is necessitated by the occurrence of a triggering event, we make certain assumptions in determining the impairment amount. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized.

Goodwill is reviewed for impairment annually, or when events arise that could indicate that an impairment exists. We test for goodwill impairment using a two-step process. The first step compares the fair value of the reporting unit with the unit's carrying value, including goodwill. When the carrying value of the reporting unit is greater than fair value, the unit’s goodwill may be impaired, and the second step must be completed to measure the amount of the goodwill impairment charge, if any. In the second step, the implied fair value of the reporting unit’s goodwill is compared with the carrying amount of the unit’s goodwill. If the carrying amount is greater than the implied fair value, the carrying value of the goodwill must be written down to its implied fair value. We will continue to perform impairment tests annually, at December 31, and whenever events or changes in circumstances suggest that the carrying value of an asset may not be recoverable.